1.	Name and address of issuer: Consulting Group Capital Markets Funds 2000 Westchester Avenue Purchase, NY 10577
2.

The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series of classes):             ☒

3.	Investment Company Act File Number: 811-06318 Securities Act File Number: 033-40823
4(a)	Last day of fiscal year for which this Form is filed: 8/31/2012
(b)	☐	Check box if this From is being filed late (i.e., more than 90 calendar days after the end of issuer’s fiscal year).
(c)	☐	Check box if this is the last time the issuer will be filing this Form.
5.	Calculation of registration fee:
	(i)	Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):		$1,556,706,760.00

	(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:	$(2,155,332,993.00)

	(iii)	Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:	$(1,453,168,100.00)

	(iv)	Total available redemption credits [add Items 5(ii) and 5(iii)]:		$(3,608,501,093.00)

	(v)	Net sales—if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:		$—

	(vi)	Redemption credits available for use in future years—if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:	$(2,051,794,333.00)

	(vii)	Multiplier for determining registration fee (See Instruction C.9):		$0.00013640

	(viii)	Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter “0” if no fee is due):		$—

7.	Interest due—if this Form is being filed more than 90 days after the end of the issuer’s fiscal year (see Instruction D):
8.	Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
9.	Date the registration fee and any interest payment was sent to the Commission’s lockbox depository: Method of Delivery: ☐ Wire Transfer ☐ Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Donna Marley
Donna Marley
Chief Operating Officer

Date November 28, 2012

*Please print the name and title of the signing officer below the signature.